Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2017
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHAX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHCX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHZX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHNX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHDX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSPTX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZAX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZCX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZZX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZNX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZDX
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURCX
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURZX
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURNX
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURAX
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRUDX